Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disaggregation of Revenue [Abstract]
Summary of revenue disaggregated by revenue stream	Revenue disaggregated by revenue stream is as follows (in thousands):

	Year Ended December 31,
	2025	2024
BTM Kiosks	$613,604	$571,261
Other revenue	1,247	2,442

Total Revenue	$614,851	$573,703